OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 995	$ 919
Current year additions	202	184
Claims paid	(164)	(169)
Currency translation adjustment and other	(36)	(47)
Balance at end of period	$ 997	$ 887